SIGNIFICANT ACCOUNTING POLICIES 3 (Detail) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Accounting Policies [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	¥ 203,950	$ 31,257
Right-of-use assets obtained in exchange for lease obligations:	¥ 237,022	$ 36,325